PAYDEN FUNDS
Payden Managed Income Fund
(Formerly Payden/Kravitz Cash Balance Plan Fund)
Supplement dated December 29, 2022 to Prospectuses and Summary Prospectuses dated February 28, 2022
(All Share Classes)
This Supplement provides new and additional information and should be read in conjunction with the Prospectuses and Summary Prospectuses dated February 28, 2022.
The Board of Trustees (“Board”) of The Payden & Rygel Investment Group (the “Group”) has approved: (i) the termination of the Investment Management Agreement between Payden/Kravitz Investment Advisers LLC (“Payden/Kravitz”) and the Group, on behalf of the Payden/Kravitz Cash Balance Plan Fund (the “Fund”); (ii) an interim Investment Management Agreement (the “Interim Agreement”) between the Group, on behalf of the Fund, and Payden & Rygel (“Payden”), effective December 30, 2022; and (iii) a new Investment Management Agreement (the “New Agreement”) between the Group, on behalf of the Fund, and Payden, effective upon its approval by Fund shareholders. In connection with these approvals, the Board also approved a change in the Fund’s name to “Payden Managed Income Fund”.
Pursuant to the Interim Agreement, Payden will serve as investment adviser to the Fund until the earlier of 150 days from the termination of Payden/Kravitz or until shareholders of the Fund approve the New Agreement. The Interim Agreement has the same advisory fee as the prior Investment Management Agreement, and the terms of the Interim Agreement do not differ materially from those of the prior Investment Management Agreement, except for its duration. The Fund’s investment objectives, principal investment strategies, and portfolio managers and other personnel who service the Fund are not expected to change in connection with the Interim Agreement or the New Agreement, and Payden has agreed to maintain an expense limitation and reimbursement agreement under the same terms as the prior agreement with Payden/Kravitz. A proxy statement related to a special meeting of shareholders at which shareholders will be asked to approve the New Agreement is forthcoming. No shareholder action with respect to the New Agreement is necessary at this time. This supplement is not a proxy and is not soliciting any proxy.
The termination of Payden/Kravitz and the Interim Agreement are effective December 30, 2022, and the change in the Fund’s name is effective immediately. Accordingly, effective December 30, 2022 (unless otherwise noted), the following changes are made to the Fund’s Prospectuses and Summary Prospectuses, as applicable, with respect to all share classes:

1.	Effective immediately, the name of the Fund is changed to the Payden Managed Income Fund, and all references to the Payden/Kravitz Cash Balance Plan Fund are replaced with Payden Managed Income Fund.

2.	All references to Payden/Kravitz are replaced with references to Payden, and all information regarding Payden/Kravitz is deleted.

3.	On page 5 of the Prospectuses and Summary Prospectuses, in the “Fund Summary – Management” section, the sentences relating to the Investment Adviser are deleted and replaced with the following:
Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

4.	On page 13 of the Prospectuses, in the “Management of the Fund” section, the first paragraph is deleted in its entirety and replaced with the following:
Payden, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement. Payden is an investment counseling firm founded in 1983, and has approximately $149 billion of assets under management as of February 28, 2022.

5.	On the back cover of the Prospectuses, the first paragraph is deleted and replaced with the following:
INVESTMENT ADVISER
Payden & Rygel
333 South Grand Avenue
Los Angeles, California 90071
Further information may be found on the Fund’s website at:
https://www.payden.com/prospectus.aspx

PAYDEN FUNDS

Payden Managed Income Fund

(Formerly Payden/Kravitz Cash Balance Plan Fund)

Supplement dated December 29, 2022 to Statement of Additional Information dated February 28, 2022

This Supplement provides new and additional information and should be read in conjunction with the Statement of Additional Information dated February 28, 2022.

The Board of Trustees (“Board”) of The Payden & Rygel Investment Group (the “Group”) has approved: (i) the termination of the Investment Management Agreement between Payden/Kravitz Investment Advisers LLC (“Payden/Kravitz”) and the Group, on behalf of the Payden/Kravitz Cash Balance Plan Fund (the “Fund”), (ii) an interim Investment Management Agreement (the “Interim Agreement”) between the Group, on behalf of the Fund, and Payden & Rygel (“Payden”), effective December 30, 2022, and (iii) a new Investment Management Agreement (the “New Agreement”) between the Group, on behalf of the Fund, and Payden, effective upon its approval by Fund shareholders. In connection with these approvals, the Board also approved a change in the Fund’s name to “Payden Managed Income Fund”.

Pursuant to the Interim Agreement, Payden will serve as investment adviser to the Fund until the earlier of 150 days from the termination of Payden/Kravitz or until shareholders of the Fund approve the New Agreement. The Interim Agreement has the same advisory fee as the prior Investment Management Agreement, and the terms of the Interim Agreement do not differ materially from those of the prior Investment Management Agreement, except for its duration. The Fund’s investment objectives, principal investment strategies, and portfolio managers and other personnel who service the Fund are not expected to change in connection with the Interim Agreement or the New Agreement, and Payden has agreed to maintain an expense limitation and reimbursement agreement under the same terms as the prior agreement with Payden/Kravitz. A proxy statement related to a special meeting of shareholders at which shareholders will be asked to approve the New Agreement is forthcoming. This supplement is not a proxy and is not soliciting any proxy.

The termination of Payden/Kravitz and the Interim Agreement are effective December 30, 2022, and the change in the Fund’s name is effective immediately. Accordingly, effective December 30, 2022 (unless otherwise noted), the following changes are made to the Fund’s Statement of Additional Information, as applicable:

1.

Effective immediately, the name of the Fund is changed to the Payden Managed Income Fund, and all references to the Payden/Kravitz Cash Balance Plan Fund or the Payden/Kravitz Fund are replaced with Payden Managed Income Fund.

2.	All references to Payden/Kravitz are replaced with references to Payden, and all information regarding Payden/Kravitz is deleted.

3.	On page 3, in the “The P&R Trust” section, the bullet points following the first paragraph are deleted and replaced with the following:

•

Payden Funds. The following funds of the P&R Trust are known (and sometimes referred to in this SAI) as the “Payden Funds”: Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden California Municipal Social Impact Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund, Payden Equity Income Fund, and Payden Managed Income Fund. Payden & Rygel (“Payden”) is the investment adviser to the Payden Funds.

4.	On pages 73-74, the “Investment Advisory and Other Services – Adviser – Payden/Kravitz Fund” section is deleted in its entirety and replaced with the following:

Adviser — Payden Managed Income Fund

Payden was founded in 1983 as an independent investment counseling firm specializing in the management of short term fixed income securities. Today, the firm provides a broad array of investment management services involving both fixed income and equity securities and other investment techniques. Payden is owned by its President and CEO, Joan Payden, who is the majority shareholder, 14 Managing Directors and 14 Directors, all of whom are active in the firm’s operations. As of February 28, 2022, its staff consisted of 222 employees, 110 of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had 430 client relationships, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets of approximately $149 billion. Payden provides investment management services to the Payden Managed Income Fund pursuant to an Investment Management Agreement with the P&R Trust, dated as of December 30, 2022 (the “Payden Managed Income Fund Agreement”).

The Payden Managed Income Fund Agreement provides that Payden will pay for all expenses incurred in connection with managing the ordinary course of the Payden Managed Income Fund’s business, except the following expenses, which are paid by the Payden Managed Income Fund: (i) the fees and expenses incurred by the Payden Managed Income Fund in connection with the management of the investment and reinvestment of the Payden Managed Income Fund’s assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of Payden; (iii) the fees and expenses of the Payden Managed Income Fund’s custodian, transfer agent, fund accounting agent and administrator; (iv) the Payden Managed Income Fund’s portion of charges and expenses of legal counsel and independent accountants for the P&R Trust and legal counsel to the Independent Trustees; (v) brokers’ commissions and any issue or transfer taxes chargeable to the Payden Managed Income Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by the Payden Managed Income Fund to Federal, state or other governmental agencies; (vii) the Payden Managed Income Fund’s portion of the fees of any trade associations of which the P&R Trust may be a member; (viii) the Payden Managed Income Fund’s portion of the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of the Payden Managed Income Fund and of its shares with the SEC and qualifying the shares of the Payden Managed Income Fund under state securities laws, including the Payden Managed Income Fund’s portion of the preparation and printing of the

P&R Trust’s registration statements, prospectuses and statements of additional information for filing under the Federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the P&R Trust’s business; (xii) any expenses assumed by the P&R Trust on behalf of the Adviser Class or the Retirement Class of the Payden Managed Income Fund pursuant to the P&R Trust’s Rule 12b-l Distribution Plan; and (xiii) any expenses payable by the Payden Managed Income Fund pursuant to the P&R Trust’s Shareholder Servicing Plan. The Payden Managed Income Fund Agreement provides that Payden receives a monthly fee from the Payden Managed Income Fund at the annual rate of 1.10% of average daily net assets.

Gross fees earned by the Payden Managed Income Fund’s previous investment adviser, Payden/Kravitz Investment Advisers LLC, the Fund’s expenses subsidized by its previous investment adviser, and the net advisory fee or net expense subsidy for the three most recent fiscal years ended October 31 are shown below.

Fiscal Year Ended October 31
2019			2020			2021
Fee	Subsidy	Net	Fee	Subsidy	Net	Fee	Subsidy	Net
$2,140	$(389)	$1,751	$1,886	$(469)	$1,417	$1,538	(403)	$1,135

The Payden Managed Income Fund is responsible for its own operating expenses under the Payden Managed Income Fund Agreement. Payden has agreed to reduce fees payable to it by the Payden Managed Income Fund under the Payden Managed Income Fund Agreement, and to pay Payden Managed Income Fund operating expenses to the extent necessary to limit the Payden Managed Income Fund’s aggregate Net Annual Fund Operating Expenses (excluding interest and tax expenses) to the limit set forth in the Fees and Expenses Table (“expense limitation”) of the applicable Prospectus. Any such reductions made by Payden in its fees or payment of expenses which are the Payden Managed Income Fund’s obligation are subject to reimbursement by the Payden Managed Income Fund to Payden if so requested by Payden, in subsequent fiscal years if the aggregate amount actually paid by the Payden Managed Income Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the expense limitation on Payden Managed Income Fund expenses. Payden is permitted to be reimbursed for fee reductions and expense payments within the three fiscal years following such fee reductions and expense payments. Such reimbursement may not be paid prior to the Payden Managed Income Fund’s payment of current ordinary operating expenses.

In the event the operating expenses of the Payden Managed Income Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Payden Managed Income Fund’s applicable expense limitation, Payden shall reduce its advisory fee to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Payden shall be deducted from the monthly advisory fee otherwise payable with respect to the Payden Managed Income Fund during such fiscal year; and if such amounts should exceed the monthly fee, Payden shall pay to the Payden Managed Income Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

The Payden Managed Income Fund Agreement provides that Payden will not be liable for any error of judgment or mistake of law or for any loss suffered by the Payden Managed Income Fund in connection with the performance of the Payden Managed Income Fund Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of Payden’s duties or from reckless disregard by Payden of its duties and obligations thereunder.

Unless earlier terminated as described below, the Payden Managed Income Fund Agreement will continue in effect with respect to the Payden Managed Income Fund for the earlier of 150 days from December 30, 2022, or until the shareholders of the Payden Managed Income Fund approve a new Investment Management Agreement between the P&R Trust, on behalf of the Payden Managed Income Fund, and Payden. The Board of P&R Trust has approved a more permanent Investment Management Agreement between the P&R Trust, on behalf of the Payden Managed Income Fund, and Payden (the “New Agreement”), which shareholders of the Payden Managed Income Fund will be asked to approve at an upcoming meeting. The terms of the New Agreement do not differ materially from those of the Payden Managed Income Fund Agreement, except for its duration. The New Agreement, if approved by shareholders, will continue in effect with respect to the Payden Managed Income Fund for two years after its approval by shareholders, and then continue for periods not exceeding one year so long as such continuation is approved annually by the Board (or by a majority of the outstanding voting shares of the Payden Managed Income Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the New Agreement by vote at a meeting called for such purpose. The Payden Managed Income Fund Agreement and the New Agreement, if approved by shareholders, terminate upon assignment and may be terminated with respect to the Payden Managed Income Fund without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Payden Managed Income Fund.

5.	On page 92, in the “Other Information – Capitalization of the P&R Trust” section, the first paragraph is deleted and replaced with the following:

Each Fund listed below is a series of the P&R Trust, an open-end management investment company organized as a Massachusetts business trust in January 1992. The capitalization of each such Fund consists solely of an unlimited number of shares of beneficial interest. The Board has currently authorized the following series of shares: the Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden California Municipal Social Impact Fund, Payden Equity Income Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund, and Payden Managed Income Fund.

Further information may be found on the Fund’s website at:

https://www.payden.com/prospectus.aspx